Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Description of Plan [Line Items]
Plan Termination
7.
PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. Upon termination, all participants would become 100% vested in their employer contributions and Plan assets would be distributed accordingly.